17. Segment and Geographic Information	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
17. Segment and Geographic Information

The Company generates product revenues from wound care products which are sold into the human and animal healthcare markets, and the Company generates service revenues from laboratory testing services which are provided to medical device manufacturers.

The following table shows the Company’s product revenues by geographic region:

	Year Ended March 31,
	2015	2014	$ Change	% Change
United States	$1,978,000	$1,406,000	$572,000	41%
Mexico	5,053,000	3,758,000	1,295,000	34%
Europe and Rest of the World	2,908,000	2,046,000	862,000	42%
	9,939,000	7,210,000	2,729,000	38%
Product license fees and royalties	3,056,000	5,513,000	(2,457,000)	(45%	)
Total	$12,995,000	$12,723,000	$272,000	2%

In the year ended March 31, 2015, product license fees and royalties revenue declined primarily as a result of the termination of the Company’s agreement with Innovacyn and a decline in unit volume sold by Exeltis/Quinnova. Additionally, in the year ended March 31, 2014, the Company’s agreement with Onset/Precision was terminated.

The following table shows the Company’s product license fees and royalties revenue by partner:

	Year Ended March 31,
	2015	2014	$ Change	% Change
Exeltis/Quinnova	$437,000	$807,000	$(370,000)	(46%	)
Onset/Precision	–	27,000	(27,000)	(100%	)
Innovacyn	1,120,000	3,100,000	(1,980,000)	(64%	)
Laboratorios Sanfer and More Pharma	1,499,000	1,501,000	(2,000)	0%
China distributor	–	78,000	(78,000)	(100%	)
Total	$3,056,000	$5,513,000	$(2,457,000)	(45%	)

The Company’s service revenues amounted to $859,000 and $945,000 for the years ended March 31, 2015 and 2014.